Shareholder Report, Holdings (Details)	May 31, 2024
C000160667 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000160667 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000160667 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000160667 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000160667 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000160667 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000160667 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160667 | Bank Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160666 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000160666 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000160666 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000160666 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000160666 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000160666 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000160666 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160666 | Bank Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	2.00%